MINERAL PROPERTY INTERESTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	$ 40,001	$ 32,501	$ 1
Acquisition costs		7,500	32,500
Impairment	(40,001)
Balance, December 31, 2021		40,001	32,501
Acacia Property [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	15,000	7,500
Acquisition costs		7,500	7,500
Impairment	(15,000)
Balance, December 31, 2021		15,000	7,500
Extra High Property [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2020	25,001	25,001	1
Acquisition costs			25,000
Impairment	(25,001)
Balance, December 31, 2021		$ 25,001	$ 25,001